Provisions - Narrative (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 TZS (Tsh)	Dec. 31, 2025 USD ($)	Jul. 30, 2024 USD ($)	Jul. 30, 2024 TZS (Tsh)	Jan. 31, 2021 TZS (Tsh)
Disclosure of other provisions [line items]
Other current provisions	$ 3,438,235		$ 3,438,235		Tsh 8,430,000,000
Interest paid	4,278,974
Tax receivable agreement paid	115,920
Provision for other taxes	118,721		$ 234,641
Changes in tax rates or tax laws enacted or announced
Disclosure of other provisions [line items]
Unpaid taxes	234,641	Tsh 570,000,000
Kabanga Nickel Company Ltd
Disclosure of other provisions [line items]
Cash and bank balances at central banks | Tsh						Tsh 823,400,321
Other current provisions				$ 3,440,000
Interest paid	$ 4,710,000	Tsh 12,360,000,000